Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 26:	SUBSEQUENT EVENTS

a.	On February 12, 2025, the Company entered into a definitive Exclusive Sublicense Agreement (the “Agreement”) with Biossil Inc., a company incorporated under the laws of Canada (“Biossil”).

Pursuant to the Agreement, the Company will grant Biossil, for the term of the Agreement, a royalty-free, exclusive, worldwide perpetual sublicense, with the right to sublicense through multiple tiers, to its novel synthetic peptide, hCDR1, including the patent applications and provisional applications and the resulting patents listed in the Agreement and all know-how including all clinical and pre-clinical data related to the product called Edratide (the “Product”), trademarks, trade names, logos and labelling owned or controlled by the Company or its affiliates that is necessary or useful for the research, development, manufacture and/or commercialization of the Product. In consideration for granting the rights under the Agreement the Company will be entitled to cumulative payments of up to approximately $11,500 thousand. At closing, Biossil paid $137.5 thousand as non-refundable license issuing fee and up to cumulative $3,362 thousand will be due upon the occurrence of certain regulatory milestones and up to cumulative $8,000 thousand will be due upon the occurrence of certain commercial milestones, all as determined therein. Thus, the Company is no longer actively involved with the development of hCDR1 or with the development of any other drug candidate

b.	During January 2025 through April 27, 2025, the Company sold 241,983 shares of InterCure Ltd in aggregate consideration of approximately $404 thousand see also Note 7.

c.	On April 7, 2025, the Company announced that Mr. Noam Band was appointed the Chief Executive Officer of the Company, and that Mr. Band replaces Shlomo Shalev who will continue to serve as the Chairman of the Company’s Board of Directors. In accordance with the Israeli Companies Law, Mr. Band’s compensation is subject to shareholder approval.